Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Obligationstext Block [Abstract]
Schedule of financial obligations [text block]
	Currency	Nominal interest rate	Maturity	2019	2018
		%		S/(000)	S/(000)

Short-term promissory notes
BBVA	US$	2.70	May 8, 2020	8,293	-
Banco de Crédito del Perú	S/	4.64	June 18, 2020	13,689	-
Banco de Crédito del Perú	US$	3.36	August 6, 2020	5,307	-
Banco de Crédito del Perú	US$	3.23	August 14, 2020	4,864	-
Banco de Crédito del Perú	US$	3.16	October 9, 2020	16,867	-
Scotiabank Perú S.A.A.	US$	3.00	October 10, 2020	43,121	-
Scotiabank Perú S.A.A.	US$	2.35	November 27, 2020	6,633	-
Banco de Crédito del Perú	US$	3.43	April 15, 2019	-	16,895
Scotiabank Perú S.A.A.	US$	3.40	October 10, 2019	-	43,927

Total current				98,774	60,822

Senior Notes
Principal, net of issuance costs	US$	4.50	February 8, 2023	434,380	441,786
Principal, net of issuance costs	S/	6.69	February 1, 2029	259,440	-
Principal, net of issuance costs	S/	6.84	February 1, 2034	309,310	-

Mid-term promissory notes (bridge loans)
Banco de Crédito del Perú	S/	5.70	-	-	169,000
Banco de Crédito del Perú	S/	5.70	-	-	411,769

Total non-current				1,003,130	1,022,555
Current portion				98,774	60,822
Non-current portion				1,003,130	1,022,555